Earning per share (Schedule of Basic and Diluted Earning Per Share) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 ILS (₪) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 ILS (₪) shares	Dec. 31, 2019 ILS (₪) shares
Basic and diluted earnings per share:
Net Income | ₪		₪ 45,101		₪ 52,209	₪ 51,511
Weighted average number of shares used in computing basic and diluted earnings per share		13,867,017	13,867,017	13,433,684	13,217,017
US Dollars [Member]
Basic and diluted earnings per share:
Net Income | $	[1]		$ 14,502
Weighted average number of shares used in computing basic and diluted earnings per share	[1]	13,867,017	13,867,017

[1]	Convenience Translation into US Dollars.